Other receivables, net (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Other receivables, net
Advances to third parties or employees	$ 1,202,601	$ 1,996,944
Interest receivables	236,667	97,917	$ 0
Receivable due from buyer of disposed entities		2,582,761
Total other receivables	1,439,268	4,677,622
Less: allowance for credit losses	(403,403)	(2,972,289)	$ (2,582,761)
Total other receivables, net	$ 1,035,865	$ 1,705,333